Retirement Plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Retirement Benefits [Abstract]
Noncontributory retirement plans, amounts accrued	$ 4.0	$ 4.2	$ 4.3
Matching contributions made by partnership, net of forfeitures	$ 2.6	2.4	2.3
Multiemployer Plan, Number of Employees | Employees	265
Multiemployer plan, contributions made in period	$ 1.8	$ 1.7	$ 1.5